Income Taxes - Schedule of Deferred Income Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PP&E and intangible assets	$ 1,709	$ 1,645
Regulatory assets	(233)	(229)
Tax pools, deferred financing, and compensation	(236)	(208)
Other	(84)	(94)
Valuation allowance	2	4
Net deferred income tax liabilities	$ 1,158	$ 1,118